Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities

	2023	2022
	(in € millions)
Non-current
Other accrued liabilities	26	28
Total	26	28
Current
Accrued fees to rights holders	1,826	1,665
Accrued salaries, vacation, severance, and related taxes	273	120
Accrued social costs for options and RSUs	57	7
Accrued operating liabilities	163	194
Other accrued expenses	121	107
Total	2,440	2,093
As of December 31, 2023, we have accrued employee severance costs related to the latest reduction in force of €136 million included within current accrued expenses and other liabilities. We expect to substantially settle our obligations related to the reduction in force by the end of the second fiscal quarter of 2024.